Commitments and contingencies - Subsidiaries - Sociedad Minera El Brocal S.A.A (Details)								1 Months Ended								12 Months Ended
	Oct. 17, 2025 USD ($)	Oct. 17, 2025 PEN (S/)	Sep. 04, 2025 USD ($)	Sep. 04, 2025 PEN (S/)	Nov. 20, 2024 USD ($) item	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 PEN (S/) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 PEN (S/) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 PEN (S/) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 PEN (S/) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 PEN (S/)	Nov. 20, 2024 PEN (S/)	Aug. 28, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Aug. 11, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 PEN (S/)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Number Of installments Of net assets tax | item					2
Contingent liability								$ 20,500,000								$ 20,500,000													S/ 6,087,000							$ 12,249,000
Other Receivables								713,604,000								713,604,000		$ 661,011,000
Current income taxes								2,441,000								2,441,000		5,900,000
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Income tax payable								2,369,000								2,369,000		16,215,000
El Brocal
Disclosure of Commitments and contingencies [Line Items]
Other Receivables								8,270,000								8,270,000		7,036,000
Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Other Receivables								4,121,000								4,121,000		3,682,000
Procesadora Industrial Ro Seco S.A.C. [Member]
Disclosure of Commitments and contingencies [Line Items]
Current income taxes												$ 703,000						703,000		$ 703,000										S/ 2,361,000					S/ 2,361,000
SUNAT. | Procesadora Industrial Ro Seco S.A.C. [Member] | Omission of Payment of General Sales Tax
Disclosure of Commitments and contingencies [Line Items]
Write off of other receivables																3,310,000	S/ 11,153,000
Year 2014 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																															$ 37,054,264	S/ 11,001,860
Amount disbursed recorded as an account receivable																									$ 2,344,000																	S/ 7,871,000
Year 2014 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability												337,000								337,000					$ 3,237,000										1,136,000							10,902,000
Number of tailings depreciation rate questioned | item																									2	2
Amount of fine returned | S/																					S/ 3,003,000
Development cost																									$ 4,923,000	S/ 16,582,000
Tax value refunded																		516,000												1,732,000
Other Receivables																		934,000												3,136,000
Year 2014 [Member] | SUNAT. | El Brocal | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Amount of fine returned																				894,000
Accounts receivable												1,450,000								1,450,000															4,868,000
Year 2015 [Member] | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability | S/																																											S/ 3,412,000
Year 2015 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																											$ 1,013,000
Number of tailings depreciation rate questioned | item																											2	2
Amount disbursed recorded as an account receivable																									$ 434,000																	S/ 1,456,000
Amount of fine returned																				137,000	459,000
Development cost																											$ 4,136,000	S/ 13,930,000
Tax value refunded																		84,000												282,000
Other Receivables																		$ 213,000												715,000
Ifrs Tax Year 2018 [Member] | SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Contingent liability | S/																																		S/ 5,954,000
Ifrs Tax Year 2018 [Member] | SUNAT. | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings						$ 2,309,000	S/ 7,777,000
Development cost | S/							S/ 4,738,000
Ifrs Tax Year 2018 [Member] | SUNAT. | Minera La Zanja S.R.L | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Development cost						1,407,000
Year 2020 [Member] | Rio seco
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable						$ 684,000																																S/ 2,298,000
Year 2020 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value					$ 80,000																												S/ 269,000
Year 2020 [Member] | SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value								1,487,000								1,487,000													5,392,000
Deductions disallowed during the tax examinations										$ 15,990,000	S/ 53,855,000			$ 15,990,000	S/ 53,855,000
Year 2020 [Member] | SUNAT. | Rio seco
Disclosure of Commitments and contingencies [Line Items]
Depreciation questioned | S/																							S/ 16,618,000
Year 2020 [Member] | SUNAT. | Sociedad Minera El Brocal S.A.A | Examination Of Special Mining Tax Return
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value								383,000								383,000													1,287,000
Amount of Tax Assessment Value Paid	$ 315,000	S/ 1,053,000
Mining costs disallowed																2,640,000	8,893,000
Mining operating expenses disallowed																820,000	2,761,000
Exploration expenditures disallowed																2,476,000	8,338,000
Year 2016 [Member] | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable																																							$ 2,668,000	S/ 8,959,000
Year 2016 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned | item																						2	2	2
Amount disbursed recorded as an account receivable																						$ 6,051,000		$ 6,051,000													S/ 20,380,000				S/ 20,380,000
Year 2016 [Member] | SUNAT. | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid																				1,273,000	4,288,000
Year 2017 [Member] | SUNAT. | Sociedad Minera Cerro Verde S.A.A.
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid																6,705,000	22,521,000
Development cost																				9,860,000	S/ 33,209,000	9,860,000	S/ 33,209,000
Loss from settlement of financial instrument questioned												10,563,000								$ 10,563,000		$ 10,563,000													S/ 35,578,000		S/ 35,578,000
Year 2017 [Member] | SUNAT. | Sociedad Minera El Brocal S.A.A
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned | item																				2	2	2	2
Tax Year 2021 | SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value								2,504,000								2,504,000													8,409,000
Deductions disallowed during the tax examinations								4,409,000	S/ 14,849,000			4,409,000	S/ 14,849,000
Tax Year 2021 | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned | item																		2	2	2	2
Development cost																		$ 1,865,000	S/ 6,281,000	$ 1,865,000	S/ 6,281,000
Tax Year 2021 | SUNAT. | Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Depreciation questioned																				3,946,000	14,876,000
Tax Year 2021 | SUNAT. | Procesadora Industrial Ro Seco S.A.C. [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductions disallowed during the tax examinations																		2,448,000	8,243,000	2,448,000	8,243,000
Depreciation questioned																		1,725,000	S/ 5,810,000	1,725,000	S/ 5,810,000
Current income taxes												$ 95,000						$ 95,000		$ 95,000										S/ 320,000
Tax year 2022 | SUNAT. | Sociedad Minera El Brocal S.A.A | Examination Of Special Mining Tax Return
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value								$ 104,000								104,000													S/ 349,000
Amount of Tax Assessment Value Paid			$ 84,000	S/ 286,000
Mining costs disallowed																868,000	2,922,000
Mining operating expenses disallowed																$ 1,003,000	S/ 3,377,000